Leases (Details) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of leases [Line Items]
Total lease payments	$ 157,717	$ 24,903
Amounts representing interest	(24,583)	(3,526)
Present value of net minimum lease payments	133,134	21,377
Current portion of finance lease obligation	(24,945)	(5,570)
Non-current portion of finance lease obligation	108,189	15,807
Not later than one year [member]
Disclosure Of leases [Line Items]
Total lease payments	30,641	6,680
Later than one year and not later than three years [member]
Disclosure Of leases [Line Items]
Total lease payments	50,024	10,207
Later than four years and not later than five years [member]
Disclosure Of leases [Line Items]
Total lease payments	34,313	4,665
Later than five years [member]
Disclosure Of leases [Line Items]
Total lease payments	$ 42,739	$ 3,351